SUMMARY OF CHANGES IN GOODWILL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of period	$ 3,116,893
Carrying amount at the end of the period	1,784,893	$ 3,116,893
Impairment loss recognized	1,332,000	1,845,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	4,961,893	4,506,653
Acquired through business combination		455,240
Carrying amount at the end of the period	4,961,893	4,961,893	4,506,653
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of period	(1,845,000)
Carrying amount at the end of the period	(3,177,000)	(1,845,000)
Impairment loss recognized	$ (1,332,000)	$ (1,845,000)